Share Capital (Earnings (loss) per share) (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of share capital, reserves and other equity interest [Abstract]
Net earnings (loss)	$ 37.1	$ (66.7)
Weighted average number of common shares outstanding (in shares)	392,172	392,649
Basic loss per share (usd per share)	$ 0.09	$ (0.17)
Dilutive effect of potential common share equivalents (in shares)	2,336	0
Diluted weighted average number of common shares outstanding (in shares)	394,508	392,649
Diluted loss per share (usd per share)	$ 0.09	$ (0.17)